PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT.
PROPERTY AND EQUIPMENT

12.  PROPERTY AND EQUIPMENT

The details of property and equipment are as follows :

	December 31,	Business			Reclassifications/	December 31,
	2016	acquisitions	Additions	Deductions	Translations	2017
At cost:
Land rights	1,417	40	62	—	—	1,519
Buildings	7,837	39	211	(3)	1,718	9,802
Leasehold improvements	1,116	—	34	(25)	132	1,257
Switching equipment	20,539	69	556	(977)	(1,675)	18,512
Telegraph, telex and data communication equipment	1,586	—	—	—	(3)	1,583
Transmission installation and equipment	126,908	—	2,648	(4,489)	14,314	139,381
Satellite, earth station and equipment	8,445	573	1,233	(2,202)	1,251	9,300
Cable network	44,990	—	5,715	(694)	(2,657)	47,354
Power supply	15,237	—	222	(456)	1,491	16,494
Data processing equipment	12,599	—	715	(603)	666	13,377
Other telecommunication peripherals	702	—	966	(7)	—	1,661
Office equipment	1,529	11	327	(84)	(146)	1,637
Vehicles	522	—	355	(37)	—	840
CPE assets	22	—	—	—	—	22
Other equipment	100	—	—	—	(3)	97
Property under construction	4,550	—	20,110	(96)	(20,149)	4,415
Total	248,099	732	33,154	(9,673)	(5,061)	267,251

	December 31,			Reclassifications/	December 31,
	2016	Additions	Deductions	Translations	2017
Accumulated depreciation and impairment losses:
Land rights	268	31	—	—	299
Buildings	2,435	407	—	38	2,880
Leasehold improvements	692	149	(23)	5	823
Switching equipment	16,690	1,393	(977)	(2,511)	14,595
Telegraph, telex and data communication equipment	333	416	—	53	802
Transmission installation and equipment	64,365	11,213	(3,642)	(55)	71,881
Satellite, earth station and equipment	7,098	595	(2,202)	(1,157)	4,334
Cable network	20,494	2,003	(693)	(3,752)	18,052
Power supply	10,262	1,296	(286)	2	11,274
Data processing equipment	9,512	1,401	(582)	(19)	10,312
Other telecommunication peripherals	462	149	(7)	(1)	603
Office equipment	940	215	(65)	26	1,116
Vehicles	200	113	(21)	—	292
CPE assets	19	1	—	—	20
Other equipment	99	1	—	(4)	96
Total	133,869	19,383	(8,498)	(7,375)	137,379
Net book value	114,230				129,872

	December 31,	Business			Reclassifications/	December 31,
	2017	acquisitions	Additions	Deductions	Translations	2018
At cost:
Land rights	1,519	46	39	—	22	1,626
Buildings	9,802	43	67	(1)	1,922	11,833
Leasehold improvements	1,257	—	23	(24)	119	1,375
Switching equipment	18,512	—	818	(1,920)	(2,070)	15,340
Telegraph, telex and data communication equipment	1,583	—	3	—	—	1,586
Transmission installation and equipment	139,381	—	3,287	(6,398)	10,743	147,013
Satellite, earth station and equipment	9,300	—	2,414	(3)	261	11,972
Cable network	47,354	—	5,887	(36)	(7,555)	45,650
Power supply	16,494	13	484	(277)	1,275	17,989
Data processing equipment	13,377	23	140	(622)	1,348	14,266
Other telecommunication peripherals	1,661	—	1,765	—	(1)	3,425
Office equipment	1,637	46	475	(86)	86	2,158
Vehicles	840	6	379	(1)	(5)	1,219
CPE assets	22	—	—	—	—	22
Other equipment	97	—	18	—	(21)	94
Property under construction	4,415	2	17,821	(23)	(17,339)	4,876
Total	267,251	179	33,620	(9,391)	(11,215)	280,444

	December 31,			Reclassifications/	December 31,
	2017	Additions	Deductions	Translations	2018
Accumulated depreciation and impairment losses:
Land rights	299	36	—	—	335
Buildings	2,880	513	(1)	13	3,405
Leasehold improvements	823	150	(24)	—	949
Switching equipment	14,595	1,309	(1,920)	(3,390)	10,594
Telegraph, telex and data communication equipment	802	518	—	—	1,320
Transmission installation and equipment	71,881	11,561	(5,579)	(372)	77,491
Satellite, earth station and equipment	4,334	677	(3)	(3)	5,005
Cable network	18,052	2,084	(36)	(7,718)	12,382
Power supply	11,274	1,375	(267)	7	12,389
Data processing equipment	10,312	1,047	(601)	(10)	10,748
Other telecommunication peripherals	603	428	—	(1)	1,030
Office equipment	1,116	334	(72)	4	1,382
Vehicles	292	122	(1)	(6)	407
CPE assets	20	—	—	—	20
Other equipment	96	4	—	(25)	75
Total	137,379	20,158	(8,504)	(11,501)	137,532
Net book value	129,872				142,912

Refer to Note 33 for details of related party transactions.

a.    Gain on sale of property and equipment

	2016	2017	2018
Proceeds from sale of property and equipment	765	1,367	629
Net book value	(152)	(1,009)	(1)
Gain on sale of property and equipment	613	358	628

b.    Asset impairment

In 2014, the Company decided to cease its fixed wireless business, and accelerated the depreciation of its fixed wireless assets in 2015.

In 2017, the Company derecognised the fixed wireless asset which fully depreciated with acquisition cost of Rp3,193 billion.

As of December 31, 2018, the CGUs that independently generate cash inflows are fixed wireline, cellular and others. Management believes that there is no indication of impairment in the assets of such CGUs as of Desember 31, 2018.

c.    Others

(i)   Interest capitalized to property under construction amounted to Rp444 billion, Rp328 billion and Rp271 billion for the years ended December 31, 2016, 2017 and 2018, respectively. The capitalization rate used to determine the amount of borrowing costs eligible for capitalization ranged from 10.20% to 11.00%,  8.15% to 11.00% and 9.68% to 11.00% for the years ended December 31, 2016, 2017 and 2018, respectively.

(ii)   No foreign exchange loss was capitalized as part of property under construction for the years ended December 31, 2016, 2017 and 2018.

(iii)  In 2016, 2017 and 2018, the Group obtained proceeds from the insurance claim on lost and broken property and equipment, with a total value of Rp77 billion, Rp155 billion and Rp153 billion, respectively, and were recorded as part of “Other Income” in the consolidated statements of profit or loss and other comprehensive income. In 2016, 2017 and 2018, the net carrying values of those assets of  Rp19 billion, Rp7 billion and Rp51 billion, respectively, were charged to the consolidated statements of profit or loss and other comprehensive income.

(iv)  In 2017 and 2018, Telkomsel decided to replace certain equipment units with net carrying amount of Rp620 billion and Rp341 billion, respectively, as part of its modernization program and accelerated the depreciation of such equipment units. The impact of accelerated depreciation was an increase in the depreciation expense for the year ended December 31, 2018 amounting to Rp378 billion.

In 2014, the useful lives of Telkomsel’s buildings and transmissions were changed from 20 years to 40 years, and from 10 years to 15 and 20 years, respectively, to reflect the current economic lives of the buildings and the transmissions. The impact of change in useful lives of the buildings and transmissions was an increase the profit before income tax in 2018 amounted to Rp135 billion.

In 2018, the estimated useful lives of radio software license and data processing equipment were changed from 7 to 10 years and from 3 to 5 years, respectively. The impact of reduction in depreciation expense for the year ended December 31, 2018 amounting to Rp925 billion. The impact of the changes in the estimated useful lives of the radio software license in following years is as follows:

Years	Increase (Decrease)
2019	637
2020	266
2021	18
2022	(106)

(v)  Exchange of property and equipment

In 2011 and 2012, the Company entered into a Procurement and Installation Agreement for the Modernization of the Copper Cable Network through Optimalization of Asset Copper Cable Network through Trade In/Trade Off method with PT Len Industri (“LEN”) and PT Industri Telekomunikasi Indonesia (“INTI”), respectively. In 2017 and 2018, the Company derecognised the copper cable network asset with net carrying amount of Rp1 billion and Rp0 billion, respectively, and recorded the fiber optic network asset from the exchange transaction of Rp506 billion and Rp0 billion, respectively.

In 2017 and 2018, Telkomsel’s certain equipment units with net carrying amount of Rp816 billion and Rp777 billion, respectively, were exchanged with equipment from Ericsson AB, PT Ericsson Indonesia, PT Huawei Tech Investment, PT Nokia Solutions and Network Indonesia, and PT ZTE Indonesia. As of December 31, 2018, Telkomsel’s equipment units with net carrying amount of Rp340 billion are going to be exchanged and, therefore, these equipment were reclassified as “Assets held for sale” in the consolidated statements of financial position.

(vi) The Group owns several pieces of land located throughout Indonesia with Building Use Rights (“Hak Guna Bangunan” or “HGB”) for a period of 10‑45 years which will expire between 2018 and 2053. Management believes that there will be no issue in obtaining the extension of the land rights when they expire.

(vii) As of December 31, 2018, the Group’s property and equipment excluding land rights, with net carrying amount of Rp134,586 billion were insured against fire, theft, earthquake and other specified risks, including business interruption, under blanket policies totalling Rp16,059 billion, US$47 million, HKD9 million, SGD225 million and MYR37 million and first loss basis amounted to Rp2,760 billion. Management believes that the insurance coverage is adequate to cover potential losses from the insured risks.

(viii) As of December 31, 2018, the percentage of completion of property under construction was around 62.80% of the total contract value, with estimated dates of completion until September 2020. The balance of property under construction mainly consists of buildings, transmission installation and equipment, cable network and power supply. Management believes that there is no impediment to the completion of the construction in progress.

(ix)  All assets owned by the Company have been pledged as collateral for bonds (Note 19b.i). Certain property and equipment of the Company’s subsidiaries with gross carrying value amounting to Rp8,077 billion have been pledged as collateral under lending agreements (Notes 18, 19c, and 19d).

(x)  As of December 31, 2018, the cost of fully depreciated property and equipment of the Group that are still used in operations amounted to Rp50,633 billion. The Group is currently performing modernization of network assets to replace the fully depreciated property and equipment.

(xi)  On August 25, 2017, Telkom-1 Satellite experienced technical problems which impacted to customer service disruptions. Therefore, the Company was migrating customers services to the Company’s other satellites (Telkom-3S and Telkom-2), as well as to several third party satellites. This customers services migration process has been completed on September 10, 2017, and the costs incurred on this migration process are recognised in these consolidated statements of profit or loss and other comprehensive income. As of December 31, 2017, the acquisition cost and accumulated depreciation of Telkom-1 Satellite amounting to Rp1,165 billion is presented as part of disposal assets group and classified as “Other Non-current Assets” in the consolidated statements of financial position.

(xii) Telkomsel entered into several agreements with tower providers to lease spaces in telecommunication towers (slot) and sites of the towers for a period of 10 years. Telkomsel may extend the lease period based on mutual agreement with the relevant parties. In addition, the Group also has lease commitments for transmission installation and equipment, data processing equipment, office equipment, vehicles and CPE assets with the option to purchase certain leased assets at the end of the lease terms.

Future minimum lease payments required for assets under finance leases are as follows:

Years	2017	2018
2018	1,083	—
2019	969	1,049
2020	866	945
2021	778	781
2022	605	605
2023	254	254
Thereafter	130	130
Total minimum lease payments	4,685	3,764
Interest	(881)	(619)
Net present value of minimum lease payments	3,804	3,145
Current maturities (Note 18b)	(794)	(807)
Long-term portion (Note 19)	3,010	2,338

The details of obligations under finance leases as of December 31, 2017 and 2018 are as follows:

	2017	2018
PT Tower Bersama Infrastructure Tbk.	1,293	1,089
PT Profesional Telekomunikasi Indonesia	1,120	930
PT Mandiri Utama Finance	198	186
PT Solusi Tunas Pratama	212	181
PT Putra Arga Binangun	189	159
PT Mitsubishi UFJ Lease and Finance Indonesia	135	103
PT Bali Towerindo Sentra	100	86
Others (each below Rp75 billion)	557	411
Total	3,804	3,145